Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Strongbridge Biopharma plc
Entity Central Index Key	0001634432
Document Type	6-K
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Trading Symbol	sbbp
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3